RIGGS FUNDS

Riggs Intermediate Tax Free Bond Fund

(A portfolio of Riggs Funds)

Class R Shares

SUPPLEMENT TO COMBINED CLASS R SHARES PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION DATED JUNE 30, 2002
---------------------------------------------------------------------------

     As of February 28, 2003, the name of the Fund will change from "Riggs Intermediate Tax Free Bond Fund" to "Riggs Short Term Tax Free Bond Fund".

     In connection with this name change, please note the following revision to the prospectus:

     On page 7 of the prospectus, please replace the first paragraph of the "Strategy" section for Riggs Intermediate Tax Free Bond Fund with the following paragraph:

     The Fund pursues its investment objective by investing primarily in a portfolio of investment grade (BBB or higher) tax exempt securities so that at least 80% of the income the Fund distributes will be exempt from federal regular income tax and not subject to federal alternative minimum tax for individuals and corporations (AMT). Not all distributions will be free from AMT. The Fund will invest primarily in short to intermediate term securities. As a matter of investment policy, under normal market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the Lehman Brothers 3 Year Municipal Bond Index; i.e., its duration will range from one to three years. The Sub-Adviser adjusts the portfolio's duration within the duration limitation based on the Sub-Adviser's interest rate outlook, generally maintaining a longer duration when rates are expected to fall, and a shorter duration when they are expected to rise.




                                                               February 26, 2003









Federated Securities Corp., Distributor

Cusip 76656A 864

28206 (2/03)
526237


RIGGS FUNDS

Riggs Long Term Tax Free Bond Fund

(A portfolio of Riggs Funds)

Class R Shares

SUPPLEMENT TO COMBINED CLASS R SHARES PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION DATED JUNE 30, 2002
---------------------------------------------------------------------------

     As of February 28, 2003, the name of the Fund will change from "Riggs Long Term Tax Free Bond Fund" to "Riggs Intermediate Tax Free Bond Fund".

     In connection with this name change, please note the following revision to the prospectus:

     On page 8 of the prospectus, please replace the first paragraph of the "Strategy" section for Riggs Long Term Tax Free Bond Fund with the following paragraph:

     The Fund pursues its investment objective by investing primarily in a portfolio of investment grade (BBB or higher) tax exempt securities so that at least 80% of the income the Fund distributes will be exempt from federal regular income tax and not subject to federal alternative minimum tax for individuals and corporations (AMT). Not all distributions will be free from AMT. The Fund will invest primarily in intermediate to long term securities. As a matter of investment policy, under normal market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the Lehman Brothers 10 Year Municipal Bond Index; i.e., its duration will range from three to ten years. The Sub-Adviser adjusts the portfolio's duration within the duration limitation based on the Sub-Adviser's interest rate outlook, generally maintaining a longer duration when rates are expected to fall, and a shorter duration when they are expected to rise.




                                                               February 26, 2003









Federated Securities Corp., Distributor

Cusip 76656A 856

28205 (2/03)
526237